Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Mar. 31, 2015	$ 90,000	$ (25,000)	$ (73,940)	$ (8,940)
Beginning Balance, Shares at Mar. 31, 2015	90,000,000
Capital contributed by officer
Net loss for the period			$ (15,564)	(15,564)
Ending Balance, Amount at Mar. 31, 2016	$ 90,000			$ (24,504)
Ending Balance, Shares at Mar. 31, 2016	90,000,000	(25,000)	(89,504)	24,504
Capital contributed by officer		$ 3,000		$ 3,000
Net loss for the period			$ (21,293)	(21,293)
Ending Balance, Amount at Mar. 31, 2017	$ 90,000			$ (42,797)
Ending Balance, Shares at Mar. 31, 2017	90,000,000	(22,000)	(110,797)	42,797
Capital contributed by officer
Net loss for the period				(233,337)
Ending Balance, Amount at Dec. 31, 2017				$ (276,134)